Redeemable non-controlling interest - Schedule of Changes in Redeemable Non-controlling Interest (Details) - Redeemable non-controlling interest - Asia Offshore Drilling Ltd - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 30	$ 0	$ 38
Reclassification from non-controlling interest		150
Fair value adjustment on initial recognition		(127)
Net loss attributable to redeemable non-controlling interest	(1)	2	(2)
Fresh start fair value adjustment		5
Fair value adjustment	9		21
Ending balance	$ 38	$ 30	$ 57